Commitments and Contingencies (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Commitments and Contingencies (Textual)
Lease expiration period, Description	These leases expire at various dates through 2019.
Rent expense	$ 98	$ 71
Operating lease future minimum lease payments, 2016	270
Operating lease future minimum lease payments, 2017	310
Operating lease future minimum lease payments, 2018	296
Operating lease future minimum lease payments, 2019	$ 155
Contract related fee, Description	As part of the contract to develop its products, has agreed to pay the contractor 1.5% of future New York state manufactured sales, and 5% of future non-New York state manufactured sales until the entire funds paid by the contractor have been repaid, or 15 years, whichever comes first.
Contract related expense	$ 1,252
Settlement aggreement term, Description	The agreement required the Company to pay $100 to certain parties within 30 days of the agreement.
Aggreement settlement amount	$ 100